Cover	Feb. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2022
Entity File Number	001-41249
Entity Registrant Name	Credo Technology Group Holding Ltd
Entity Central Index Key	0001807794
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Maples Corporate Services, Limited
Entity Address, Address Line Two	PO Box 309
Entity Address, Address Line Three	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	408
Local Phone Number	664-9329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.00005 per share
Trading Symbol	CRDO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false